EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS
Dole sponsors a number of defined benefit pension plans covering certain employees worldwide. Benefits under these plans are generally based on each employee’s eligible compensation and years of service, except for certain plans covering union employees, which are based on negotiated benefits. In addition to pension plans, Dole has other postretirement benefit (“OPRB”) plans that provide certain health care and life insurance benefits for eligible retired employees, which were acquired as part of the Acquisition. Covered employees may become eligible for such benefits if they fulfill established requirements upon reaching retirement age.
The Company sponsors six funded defined benefit pension plans outside of the U.S., two of which are based in Ireland, two are based in the U.K., and two smaller schemes operate in the Netherlands and Canada. As part of the acquisition of Legacy Dole, the Company acquired additional pension plans. These plans include a funded U.S. qualified pension plan, as well as international pension plans (primarily in Latin America) and worldwide OPRB plans, which are all unfunded.
Substantially all U.S. pension benefits were frozen on December 31, 2001. The plans in Ireland have been closed to new entrants since 2009, and salaries for defined benefit purposes have been capped, with any salary increases above the cap pensionable on a defined contribution basis. In 2017, the Company initiated an Enhanced Transfer Value (“ETV”) program, whereby an offer was made to all active and deferred members of the Irish defined benefit pension plans (the “Irish Plans”) to transfer their accumulated accrued benefits from the Irish Plans, which eliminated future accrual of benefits and entitled the members to receive a transfer value above the statutory minimum amount. Both of the U.K. schemes are also closed to new entrants and to new accruals, while the schemes in the Netherlands and North America are closed to new entrants only. In February of 2021, one of the Irish Plans introduced a buy-in contract for pensioners. Under the buy-in contract terms, the pension plan pays a one-off premium to an insurer to purchase a bulk annuity policy. Under the bulk annuity policy, the insurer will provide payments back to the pension scheme to notionally cover the benefits for the members covered by the buy-in. The responsibility to pay the pensions still rests with the plan (and ultimately Dole), and the obligation is still recorded by the Company.
Dole also sponsors two unfunded non-qualified deferred compensation plans, the ESP and the frozen SERP. Following a change of control event, Dole is obligated, under the provisions of the respective trust agreements, to contribute an amount sufficient to meet the ESP obligation for benefits earned through the change in control year and the ongoing value of the projected benefit obligation of the SERP. The assets held in the Rabbi Trusts are subject to the claims of Dole’s general unsecured creditors. As of December 31, 2021, $6.1 million is classified as short-term and included in short-term investments in the consolidated balance sheets, and $23.4 million is classified as long-term and is included in long-term investments in the consolidated balance sheets. The two Rabbi Trust plans were acquired through the acquisition of Legacy Dole, and thus, no amounts were outstanding as of December 31, 2020.
Obligations and Funded Status
The status of Dole’s defined benefit pension plans was as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
	(U.S. Dollars in thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of the year	$—	$—	$266,320	$227,747	$—	$—
Acquisition of Legacy Dole	256,767	—	114,099	—	18,655	—
Service cost	107	—	3,219	1,858	1	—
Interest cost	1,696	—	5,505	3,808	157	—
Foreign exchange impact	—	—	(12,107)	16,326	—	—
Actuarial loss (gain)	4,179	—	(4,432)	22,007	166	—
Plan amendments	—	—	(213)	279	—	—
Curtailments, settlements and terminations, net	—	—	(14,399)	—	—	—
Employee contributions	—	—	—	130	—	—
Benefits paid	(8,869)	—	(8,851)	(5,835)	(1,407)	—
Other	—	—	(140)	—	—	—
Benefit obligation at end of the year	$253,880	$—	$349,001	$266,320	$17,572	$—
Change in plan assets:
Fair value of plan assets at beginning of the year	$—	$—	$245,061	$215,602	$—	$—
Acquisition of Legacy Dole	234,221	—	—	—	—	—
Actual return on plan assets	(2,054)	—	13,901	16,325	—	—
Company contributions	1,450	—	10,297	3,822	1,407	—
Employee contributions	—	—	122	130	—	—
Benefits paid	(8,868)	—	(8,851)	(5,835)	(1,407)	—
Settlements	—	—	(14,419)	—	—	—
Foreign exchange impact	—	—	(10,581)	15,017	—	—
Other	—	—	(229)	—	—	—
Fair value of plan assets at end of the year	$224,749	$—	$235,301	$245,061	$—	$—
Funded status	$(29,131)	$—	$(113,700)	$(21,259)	$(17,572)	$—
Amounts recognized in the consolidated balance sheets:
Other assets	$—	$—	$2,524	$—	$—	$—
Pension and postretirement benefits	(2,243)	—	(13,209)	(5,787)	(2,212)	—
Pension and postretirement benefits, less current portion	(26,888)	—	(103,015)	(15,472)	(15,360)	—
	$(29,131)	$—	$(113,700)	$(21,259)	$(17,572)	$—
As of December 31, 2020, there was a net actuarial loss in the benefit obligation for the international pension plans, which was primarily attributed to the decrease of discount rates in relation to plans in the Netherlands and U.K.
Amounts recognized in accumulated other comprehensive loss were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
	(U.S. Dollars in thousands)
Net actuarial loss	$11,011	$—	$—	$50,575	$64,591	$53,797	$166	$—	$—
Prior service (benefit)	—	—	—	(8,241)	(8,952)	(9,758)	—	—	—
Total	$11,011	$—	$—	$42,334	$55,639	$44,039	$166	$—	$—
Some of Dole’s plans were underfunded as of December 31, 2021 and December 31, 2020, having accumulated benefit obligations exceeding the fair value of plan assets. The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets of plans with accumulated benefit obligations in excess of plan assets were as follows:

	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Projected benefit obligation	$429,115	$253,980
Accumulated benefit obligation	$406,233	$251,381
Fair value of plan assets	$283,988	$231,707
Some of Dole’s plans are projected to be underfunded as of December 31, 2021 and December 31, 2020, having projected benefit obligations exceeding the fair value of plan assets. The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets of plans with projected benefit obligations in excess of plan assets were as follows:

	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Projected benefit obligation	$519,342	$253,980
Accumulated benefit obligation	$470,484	$251,381
Fair value of plan assets	$356,415	$231,707
Components of Net Periodic Benefit Cost and Other Changes Recognized in Other Comprehensive Income (Loss)
The components of net periodic benefit cost for Dole’s U.S. and international pension plans and OPRB plans were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
	(U.S. Dollars in thousands)
Components of net periodic benefit cost:
Service cost	$107	$—	$—	$3,219	$1,858	$1,536	$1	$—	$—
Interest cost	1,696	—	—	5,505	3,808	5,117	157	—	—
Expected return on plan assets	(4,779)	—	—	(6,883)	(7,275)	(6,791)	—	—	—
Amortization of:
Net loss	—	—	—	2,946	2,081	2,038	—	—	—
Prior service (benefit)	—	—	—	(812)	(785)	(783)	—	—	—
Curtailments, settlements and terminations, net	—	—	—	1,756	—	—	—	—	—
Other	—	—	—	238	—	—	—	—	—
Net periodic cost (benefit)	$(2,976)	$—	$—	$5,969	$(313)	$1,117	$158	$—	$—
Other changes recognized in other comprehensive income (loss):
Net loss (gain)	$11,011	$—	$—	$(13,186)	$12,957	$5,010	$166	$—	$—
Prior service (benefit)	—	—	—	(213)	—	—	—	—	—
Amortization of:
Net (loss)	—	—	—	(2,946)	(2,081)	(2,038)	—	—	—
Prior service benefit	—	—	—	812	785	783	—	—	—
Foreign exchange impact and other	—	—	—	(2,026)	1,309	188	—	—	—
Income taxes expense (benefit)	2,643	—	—	(3,209)	(2,154)	38	11	—	—
Total recognized in other comprehensive income (loss)	$13,654	$—	$—	$(20,768)	$10,816	$3,981	$177	$—	$—
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	$10,678	$—	$—	$(14,799)	$10,503	$5,098	$335	$—	$—
The Company classifies the non-service components of net periodic pension benefit cost within other income (expense), net, in the consolidated statements of operations. Non-service components include interest costs, expected return on plan assets, amortization of net loss (gain) and prior service benefit, and other curtailment or settlement costs, within other income (expense), net, in the consolidated statements of operations.
Assumptions
Weighted average assumptions used to determine benefit obligations were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2020
Discount rate	2.62%	—	2.61%	1.26%	3.18%	—
Rate of compensation increase	3.00%	—	1.98%	1.82%	—	—
Rate of increase in pensions	—	—	1.90%	1.59%	—	—
Weighted average assumptions used to determine net periodic benefit cost were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Discount rate	2.39%	—	—	2.29%	1.72%	2.53%	2.72%	—	—
Rate of compensation increase	3.00%	—	—	2.84%	1.74%	1.73%	—	—	—
Rate of increase in pensions	—	—	—	1.68%	1.58%	1.92%	—	—	—
Rate of return on plan assets	5.00%	—	—	2.85%	3.41%	3.54%	—	—	—
Dole does not sponsor any cash balance plans or plans with promised interest credit rates. International plan discount rates and assumed rates of increase in future compensation differ from the assumptions used for U.S. plans due to differences in the local economic conditions in the countries in which the international plans are based. No rate of compensation increase is shown for U.S. plans, because benefits under the U.S. plans are frozen except for a group of employees whose benefits are negotiated under collective bargaining agreements. The assumption for the rate of compensation increase for these employees reflects the rate negotiated in those bargaining agreements.
The accumulated pension benefit obligation for Dole’s OPRB plan was determined using the following assumed annual rate of increase in the per capita cost of covered health care benefits:

	2021	2020
Health care costs trend rate assumed for next year	6.49%	—
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	4.50%	—

Year that the rate reaches the ultimate trend rate	2029	—
Plan Assets
The following is the target asset mix for Dole’s pension plans, which management believes provides the optimal trade-off of diversification and long-term asset growth:

Target Allocation
Fixed income securities	48%
Equity securities	27%
Other	25%
Total	100%
Dole’s pension plan weighted average asset allocations by asset category were as follows:

	Year Ended
	December 31, 2021	December 31, 2020
Fixed income securities	48%	51%
Equity securities	27%	25%
Other	25%	24%
Total	100%	100%
The plans’ asset allocation includes a mix of fixed income investments designed to reduce volatility and equity investments designed to maintain funding ratios and long-term financial health of the plan. The equity investments are diversified across U.S. and international stocks as well as growth, value and small and large capitalization.
Dole employs a total return investment approach whereby a mix of fixed income and equity investments is used to maximize the long-term return of plan assets with a prudent level of risk. The objectives of this strategy are to achieve full funding of the accumulated benefit obligation and to achieve investment experience over time that will minimize pension expense volatility and minimize Dole’s contributions required to maintain full funding status. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews.
Dole determines the expected return on pension plan assets based on an expectation of average annual returns over an extended period of years. Dole also considers the weighted-average historical rate of returns on securities with similar characteristics to those in which Dole’s pension assets are invested.
Plan Contributions and Estimated Future Benefit Payments
During the year ended December 31, 2021, Dole contributed $0.3 million to its qualified U.S. pension plan. These contributions were made to comply with minimum funding requirements under the Internal Revenue Code. Dole does not expect to make contributions to its U.S. qualified plan in fiscal year 2022 nor any contributions over the following seven years, but Dole intends to make any unforeseen future contributions to the U.S. pension plan that will satisfy the minimum funding requirements. Future contributions to the U.S. pension plan in excess of the minimum funding requirement are voluntary and may change depending on Dole’s operating performance or at management’s discretion. Dole expects to make $17.7 million of contributions related to its other U.S. and foreign pension and OPRB plans in fiscal year 2022.
The following table presents estimated future benefit payments:

	U.S. Pension Plans	International Pension Plans	OPRB Plans
	(U.S. Dollars in thousands)
2022	$21,771	$19,512	$2,212
2023	20,985	14,000	2,113
2024	20,150	13,572	1,935
2025	19,317	13,082	1,831
2026	18,540	14,127	1,679
Thereafter	80,313	80,315	5,749
Total	$181,076	$154,608	$15,519
Defined Contribution Plans
Dole offers defined contribution plans to eligible employees. Such employees may defer a percentage of their annual compensation in accordance with plan guidelines. Some of these plans provide for a company match that is subject to a maximum contribution as defined by the plan. Dole’s contributions to its defined contribution plans totaled $15.7 million, $10.6 million and $10.1 million for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.
Multi-Employer Plans
Dole is also party to various industry-wide collective bargaining agreements that provide pension benefits. Total contributions to multi-employer foreign benefit plans for eligible participants were approximately $0.4 million, for the year ended December 31, 2021 . No contributions were made to multiemployer plans for the years ended December 31, 2020 and December 31, 2019 respectively.
The following table presents details for Dole’s U.S. multi-employer defined benefit plan:

		Pension Protection Act Zone Status	Contributions
Pension Plan	EIN/Pension Plan Number	Fiscal 2021	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Expiration of Agreement
			(U.S. Dollars in thousands)
Western Conference of Teamsters Pension Plan	91-6145047-001	Not critical	$372	$—	$—	8/15/2024
Fair Value of Retirement Plan Assets
Dole estimates the fair value of its retirement plan assets based on current quoted market prices. In instances where quoted market prices are not readily available, the fair value of the investments is estimated by the trustee. In obtaining such data from the trustee, Dole has evaluated the methodologies used to develop the estimate of fair value in order to assess whether such valuations are representative of fair value, including net asset value. Fair values for Level 1 investments are determined based on quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. For Level 2 investments, the fair values are determined using observable prices that are based on inputs not quoted on active markets but corroborated by market data. Level 3 investments are determined using unobservable inputs that are not corroborated by market data, whereby fair values are estimated using prices provided by its custodian, which are based on various third-party pricing services or valuation models developed by the underlying fund managers. The Level 3 investments are primarily held by the custodian in a pooled trust for qualifying U.S.-based pensions, where the fair value is derived from the individual investment components. Each investment within the pooled trust is individually valued, after considering gains and losses, contributions and distributions, and the collective value of the pooled trust represents the total fair value. Dole has determined these valuations to be Level 3 inputs, because they are based upon significant unobservable inputs.
The carrying value and estimated fair values of Dole’s retirement plan assets are summarized below:

	Fair Value Measurements as of December 31, 2021 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(U.S. Dollars in thousands)
Cash and cash equivalents	$8,276	$—	$—	$8,276
Fixed-income securities	45,380	217,127	—	262,507
Insurance contracts	—	43,053	—	43,053
Equity securities	7,688	101,890	8,058	117,636
Other	2,261	12,270	122	14,653
Investments measured at fair value	63,605	374,340	8,180	446,125
Investments measured at net asset value	—	—	—	13,925
Total plan assets at fair value	$63,605	$374,340	$8,180	$460,050

	Fair Value Measurements as of December 31, 2020 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(U.S. Dollars in thousands)
Cash and cash equivalents	$20,089	$—	$—	$20,089
Fixed-income securities	—	115,299	—	115,299
Insurance contracts	—	19,687	—	19,687
Equity securities	57,849	—	—	57,849
Other	13,466	—	—	13,466
Investments measured at fair value	91,404	134,986	—	226,390
Investments measured at net asset value	—	—	—	18,671
Total plan assets at fair value	$91,404	$134,986	$—	$245,061
The table below sets forth a summary of the transfers and purchases of the plans’ Level 3 assets for the year ended December 31, 2021:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Common Collective Trusts	Interest in 103-12 Investment Companies	Total
	(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—	$—	$—
Acquired	113	8,498	8,611
Net realized and unrealized gains (losses)	9	(1,251)	(1,242)
Net purchases, issuances and settlements	—	811	811
Balance as of December 31, 2021	$122	$8,058	$8,180
There was no Level 3 investment activity for the year ended December 31, 2020.